Property, plant and equipment, net (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 Building [Member] USD ($)	Jun. 30, 2013 Building [Member] CNY	Jun. 30, 2012 Building [Member] CNY	Jun. 30, 2013 Leasehold Improvements [Member] USD ($)	Jun. 30, 2013 Leasehold Improvements [Member] CNY	Jun. 30, 2012 Leasehold Improvements [Member] CNY	Jun. 30, 2013 Office Equipment [Member] USD ($)	Jun. 30, 2013 Office Equipment [Member] CNY	Jun. 30, 2012 Office Equipment [Member] CNY	Jun. 30, 2013 Computer Equipment [Member] USD ($)	Jun. 30, 2013 Computer Equipment [Member] CNY	Jun. 30, 2012 Computer Equipment [Member] CNY	Jun. 30, 2013 Motor Vehicles [Member] USD ($)	Jun. 30, 2013 Motor Vehicles [Member] CNY	Jun. 30, 2012 Motor Vehicles [Member] CNY
Property, Plant and Equipment, Gross	$ 51,109,456	313,679,174	269,939,170	$ 24,017,610	147,405,677	136,815,777	$ 12,337,693	75,721,358	62,206,509	$ 11,759,831	72,174,784	56,561,134	$ 367,926	2,258,110	1,590,335	$ 2,626,396	16,119,245	12,765,415
Less: accumulated depreciation and amortisation	(18,912,557)	(116,073,925)	(85,461,554)
Property, plant and equipment, net	$ 32,196,899	197,605,249	184,477,616